General Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019 $ / shares
Siliconware Precision Industries Co., Ltd. [member]
Disclosure Of General Information About Financial Statements [line items]
Exchange price per share	$ 51.2